N-2	Jul. 09, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001988855
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Manulife Private Credit Plus Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder transaction expenses	Class I Shares	Class S Shares	Class D Shares
Sales load on purchases (as a percentage of offering price)	None 1	3.50 1	1.50 1
1
Class S and Class D Share investments may be subject to a maximum sales charge of 3.50% and 1.50%, respectively. Such a sales load will not form part of an investor’s investment in the fund. Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (%) (expenses that you pay each year as a percentage of net assets attributable to Shares)
Management fee	1.25	1.25	1.25
Distribution and service fees	0.00 2	0.85 2	0.25 2
Other expenses	1.35	1.35	1.35
Acquired fund fees and expenses	1.46 3	1.46 3	1.46 3
Total annual fund operating expenses	4.06	4.91	4.31
Fee waiver and/or expense reimbursements	-1.12 4	-1.12 4	-1.12 4
Total annual fund operating expenses after fee waiver and/or expense reimbursements	2.94	3.79	3.19
2
In connection with Class S Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.85% per annum of the aggregate value of the fund’s Class S
Shares outstanding and in connection with Class D Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.25% per annum of the aggregate value of the fund’s Class D shares, determined as of the last calendar day of each month (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable quarterly. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.
3
“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
4
The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which
“Other Fund Level Expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.50% of monthly net assets of the fund. “Other Fund Level
Expenses” means all the expenses of the fund, excluding: (a) the Advisor’s Management Fee; (b) interest expenses; (c) taxes, (d) portfolio brokerage commissions; (e)
litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; (f) Rule 12b-1 fees (if applicable); (g) short dividends; (h) Acquired Fund Fees and Expenses; and (i) class specific expenses. This agreement expires on April 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, by an amount determined as follows: The difference between the advisory fee paid to the Advisor (excluding any incentive fee) and the subadvisory fee (excluding any incentive fee) of each Underlying Fund with respect to that portion of the Underlying Fund held by the fund, calculated on a monthly basis. “Underlying Fund” is defined as the John Hancock Marathon Asset-Based Lending Fund as well as any underlying fund of the fund advised by the Advisor that is subadvised by one or more subadvisers affiliated with the Advisor. Underlying Fund does not include the Manulife Private Credit Fund advised by Manulife Investment Management Private Markets (US). This agreement expires on April 30, 2027, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Expense example
The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. This example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:*
Cumulative Expenses Paid for the Period of:

Expenses ($)	Class I		Class S		Class D
	Sold	Not Sold	Sold	Not sold	Sold	Not Sold
Year 1	30	30	72	72	47	47
Year 3	113	113	168	168	134	134
Year 5	199	199	264	264	222	222
Year 10	419	419	505	505	448	448
The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.
*
The example assumes that the total annual fund operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements)
set forth in the Annual Expenses table above are as shown and remain the same for each year, and that all dividends and distributions are reinvested at net asset value.
The expenses used to calculate the fund’s examples do not include fee waivers or expense reimbursements. Actual expenses may be greater or less than those assumed. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Purpose of Fee Table , Note [Text Block]
At its meeting held on July 9, 2025, the Board of Trustees (the Board or the Trustees) of the fund, a closed-end fund operating as a tender offer fund of funds, including, as applicable, a majority of the Trustees who are not “interested persons” of the fund, as defined under the Investment Company Act of
1940, as amended (the 1940 Act), approved a new Management Fee waiver to be effective as of October 1, 2025 (the Effective Date). As a result, the information in the “Shareholder transaction expenses” table and the “Expense example” table under “Fees and expenses” in the fund summary section is amended and restated as follows as of the Effective Date:

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	1.46%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.35%
Total Annual Expenses [Percent]	4.06%
Waivers and Reimbursements of Fees [Percent]	(1.12%)	[4]
Net Expense over Assets [Percent]	2.94%
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.85%	[2]
Acquired Fund Fees and Expenses [Percent]	1.46%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.35%
Total Annual Expenses [Percent]	4.91%
Waivers and Reimbursements of Fees [Percent]	(1.12%)	[4]
Net Expense over Assets [Percent]	3.79%
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.25%	[2]
Acquired Fund Fees and Expenses [Percent]	1.46%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.35%
Total Annual Expenses [Percent]	4.31%
Waivers and Reimbursements of Fees [Percent]	(1.12%)	[4]
Net Expense over Assets [Percent]	3.19%
Class I Shares Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 30	[5]
Expense Example, Years 1 to 3	113	[5]
Expense Example, Years 1 to 5	199	[5]
Expense Example, Years 1 to 10	419	[5]
Class S Shares Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	72	[5]
Expense Example, Years 1 to 3	168	[5]
Expense Example, Years 1 to 5	264	[5]
Expense Example, Years 1 to 10	505	[5]
Class D Shares Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	47	[5]
Expense Example, Years 1 to 3	134	[5]
Expense Example, Years 1 to 5	222	[5]
Expense Example, Years 1 to 10	448	[5]
Class I Shares Not Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	30	[5]
Expense Example, Years 1 to 3	113	[5]
Expense Example, Years 1 to 5	199	[5]
Expense Example, Years 1 to 10	419	[5]
Class S Shares Not Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	72	[5]
Expense Example, Years 1 to 3	168	[5]
Expense Example, Years 1 to 5	264	[5]
Expense Example, Years 1 to 10	505	[5]
Class D Shares Not Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	47	[5]
Expense Example, Years 1 to 3	134	[5]
Expense Example, Years 1 to 5	222	[5]
Expense Example, Years 1 to 10	$ 448	[5]

[1]	Class S and Class D Share investments may be subject to a maximum sales charge of 3.50% and 1.50%, respectively. Such a sales load will not form part of an investor’s investment in the fund. Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.
[2]	In connection with Class S Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.85% per annum of the aggregate value of the fund’s Class S Shares outstanding and in connection with Class D Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.25% per annum of the aggregate value of the fund’s Class D shares, determined as of the last calendar day of each month (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable quarterly. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.
[3]	“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[4]	The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other Fund Level Expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.50% of monthly net assets of the fund. “Other Fund Level Expenses” means all the expenses of the fund, excluding: (a) the Advisor’s Management Fee; (b) interest expenses; (c) taxes, (d) portfolio brokerage commissions; (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; (f) Rule 12b-1 fees (if applicable); (g) short dividends; (h) Acquired Fund Fees and Expenses; and (i) class specific expenses. This agreement expires on April 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, by an amount determined as follows: The difference between the advisory fee paid to the Advisor (excluding any incentive fee) and the subadvisory fee (excluding any incentive fee) of each Underlying Fund with respect to that portion of the Underlying Fund held by the fund, calculated on a monthly basis. “Underlying Fund” is defined as the John Hancock Marathon Asset-Based Lending Fund as well as any underlying fund of the fund advised by the Advisor that is subadvised by one or more subadvisers affiliated with the Advisor. Underlying Fund does not include the Manulife Private Credit Fund advised by Manulife Investment Management Private Markets (US). This agreement expires on April 30, 2027, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[5]	The example assumes that the total annual fund operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) set forth in the Annual Expenses table above are as shown and remain the same for each year, and that all dividends and distributions are reinvested at net asset value. The expenses used to calculate the fund’s examples do not include fee waivers or expense reimbursements. Actual expenses may be greater or less than those assumed. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.